INCOME TAXES Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)									$ 0	$ 2,594	$ (4,982)
Current State and Local Tax Expense (Benefit)									(199)	750	(1,536)
Current Income Tax Expense (Benefit)									(199)	3,344	(6,518)
Deferred Federal Income Tax Expense (Benefit)									12,133	(13,309)	(4,288)
Deferred State and Local Income Tax Expense (Benefit)									767	(1,835)	2,787
Deferred Income Tax Expense (Benefit)									12,900	(15,144)	(1,501)
Provision for income taxes	$ 11,766	$ 15,268	$ (10,213)	$ (4,120)	$ (1,947)	$ (18,651)	$ (4,307)	$ 13,105	$ 12,701	$ (11,800)	$ (8,019)